Other Expense, Net (Details) - Schedule of net on the consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other expense, net:
Interest income	$ 390	$ 7
Change in fair value of derivative and warrant liability	(606)	(4,920)
Other income (expense), net	32	(502)
Total other expense, net	$ (184)	$ (5,415)